REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wages, salaries and similar	€ 9,363	€ 6,248	€ 4,483
Social security contributions payable by the Group	790	425	280
Other social contributions	5,148	407	394
Total	€ 15,301	€ 7,080	€ 5,157